Loans and financing (Details 1) R$ in Thousands	Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Nominal value of loan	R$ 3,035,501
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	348,353
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	893,111
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	891,652
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	740,367
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	55,548
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	55,548
Later Than Seven Years And Not Later Than Eight Years [Member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	R$ 50,922